Note 8 - Stock-based Compensation (Tables)	9 Months Ended
Sep. 30, 2018
Notes Tables
Share-based Compensation, Stock Options, Activity [Table Text Block]
Option numbers are in (000’s)
		Nine months ended September 30, 2018	Weighted average	Aggregate
	Options	Weighted average exercise price	remaining contractual life (years)	Intrinsic Value

Outstanding, beginning of period	2,344	$3.46
Granted	2,284	2.99
Exercised	(96)	2.28
Expired	(10)	4.97
Forfeited	(51)	2.34
Outstanding, end of the period	4,471	3.21	8.1	$1,062,944
Exercisable, end of the period	2,559	3.54	7.4	533,409
Vested and expected to vest, end of the period	4,183	3.24	8.0	983,514

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	Nine months ended September 30, 2018	Nine months ended September 30, 2017

Risk-free interest rate	2.43%	1.27%
Expected dividend yield	-	-
Expected volatility	93.4%	98.4%
Expected life of options (in years)	5	5
Grant date fair value	$2.23	$0.84

Schedule of Nonvested Restricted Stock Units Activity [Table Text Block]
	Nine months ended, September 30, 2018		Nine months ended, September 30, 2017
	Number (in thousands)	Weighted average grant date fair value	Number (in thousands)	Weighted average grant date fair value
Outstanding, beginning of period	-	$-	-	$-
Granted	150	3.35	150	1.14
Redeemed	-	-	(150)	1.14
Outstanding, end of period	150	$3.35	-	$-

Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]
	Three months ended September 30,		Nine months ended September 30,
	2018	2017	2018	2017

Research and development	$644	$43	$826	$172
General and administrative	307	112	2,869	494
	$952	$155	$3,695	$666